MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

As of July 31, 2012 and 2011, the Company’s marketable securities were classified as follows:

	July 31, 2012				July 31, 2011
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
Current:
Held-to-Maturity:
Certificate of deposit	$50,246	$—	$—	$50,246	$50,157	$—	$—	$50,157
Corporate debt securities	176,151	2,025	—	178,176	568,939	7,072	74	575,937
	$226,397	$2,025	$—	$228,422	$619,096	$7,072	$74	$626,094
Non-current:
Available-for-sale:
Mutual funds	$1,255,982	$123,203	$—	$1,379,185	$1,031,793	$107,627	$—	$1,139,420
Equity securities	715,750	135,813	15,539	836,024	110,252	82,788	—	193,040
	$1,971,732	$259,016	$15,539	$2,215,209	$1,142,045	$190,415	$—	$1,332,460

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The Company’s debt and equity securities, gross unrealized losses and fair value, aggregated by investment category and length of time that the investment securities have been in a continuous unrealized loss position, at July 31, 2012 are as follows. All of our investments in corporate debt securities mature in the 1-5 year time frame.

		Less Than
	Fair Value	12 Months
Equity securities	$183,734	$15,539

Investment Income [Table Text Block]

Investment income for the years ended July 31, 2012, 2011 and 2010 consists of the following:

	2012	2011	2010
Interest income	$5,121	$44,409	$34,379
Dividend income	45,669	48,072	81,221
Gain (loss) on sale of marketable securities	(18,606)	10,603	(43,880)
Total	$32,184	$103,084	$71,720